Summary of Significant Accounting Policies - Schedule Of Condensed Income Statement And Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating revenue, net	¥ 2,801,768	$ 406,218	¥ 3,205,914	¥ 3,027,948
Net income/(loss)	607,717	88,110	(1,574,080)	(663,869)
Net cash (used in)/provided by operating activities	765,705	111,017	(1,096,652)	(777,108)
Net cash (used in)/provided by investing activities	(139,819)	(20,272)	(846,898)	(1,217,701)
Net cash used in financing activities	(57,457)	$ (8,330)	2,119,670	2,050,890
VIE [Member]
Operating revenue, net	2,623,738		3,193,807	3,013,546
Net income/(loss)	1,210,591		(505,603)	233,434
Net cash (used in)/provided by operating activities	1,285,615		(240,527)	(301,869)
Net cash (used in)/provided by investing activities	347,543		(99,240)	(277,521)
Net cash used in financing activities	¥ 0		¥ 0	¥ 0